Summary of Significant Accounting Policies - Schedule of Disaggregation Information of Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Discontinued operations
Total revenue from discontinued operations	$ 12,479,546	$ 6,571,294
Discontinued Operations [Member]
Discontinued operations
Total revenue from discontinued operations		$ 1,761,337
Percentage of total revenue from discontinued operations		100.00%
Continuing Operations [Member]
Discontinued operations
Total revenue from discontinued operations	$ 14,306,084	$ 7,359,679
Percentage of total revenue from discontinued operations	100.00%	100.00%
Food and beverage [Member] | Discontinued Operations [Member]
Discontinued operations
Total revenue from discontinued operations		$ 1,372,113
Percentage of total revenue from discontinued operations		77.90%
Fresh produce [Member] | Discontinued Operations [Member]
Discontinued operations
Total revenue from discontinued operations		$ 358,759
Percentage of total revenue from discontinued operations		20.40%
Fresh produce [Member] | Continuing Operations [Member]
Discontinued operations
Total revenue from discontinued operations		$ 441,383
Percentage of total revenue from discontinued operations		6.00%
Lifestyle and other personal care items [Member] | Discontinued Operations [Member]
Discontinued operations
Total revenue from discontinued operations		$ 30,465
Percentage of total revenue from discontinued operations		170.00%
Packaged-tour [Member] | Continuing Operations [Member]
Discontinued operations
Total revenue from discontinued operations	$ 14,306,084	$ 6,918,296
Percentage of total revenue from discontinued operations	100.00%	94.00%